Note 13 - Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,524,655	$ 1,732,035	$ 2,838,031